UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05617

SCM Trust
(Exact name of registrant as specified in charter)

1050 17th Street, Suite 1710
Denver, CO 80265
 (Address of principal executive offices) (Zip code)

Steve Rogers
1050 17th Street, Suite 1710
Denver, CO 80265
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 955-9988.

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

ITEM 1. REPORTS TO STOCKHOLDERS

SEMI-ANNUAL REPORT

June 30, 2017

Shelton Greater China Fund
Shelton BDC Income Fund
Shelton Real Estate Income Fund

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of beneficial interest of The SCM Trust which contains information about the management fee and other costs. Investments in shares of The SCM Trust are neither insured nor guaranteed by the U.S. Government.

Table of Contents	June 30, 2017

About Your Fund's Expenses	2
Top Holdings and Sector Breakdown	3
Portfolio of Investments	4
Statements of Assets & Liabilities	7
Statements of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	13
Notes to Financial Statements	17
Additional Information	23
Board of Trustees and Executive Officers	24
Board Approval of the Advisory Agreement	25

About Your Fund’s Expenses (Unaudited)	June 30, 2017

The Funds’ advisor, Shelton Capital Management (“Shelton Capital”), believes it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. Operating expenses, which are deducted from the Funds’ gross income, directly reduce the investment return of the Funds. The Funds’ expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The first line of the tables below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you have paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Funds do not charge any sales charges. There is a redemption fee of 2% for shares of the Greater China Fund purchased that are held for 90 days or less from the date of purchase.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional cost, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds’ expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus.

	Beginning Account Value January 1, 2017 (in U.S. Dollars)	Ending Account Value June 30, 2017 (in U.S. Dollars)	Expenses Paid During Period* (in U.S. Dollars)	Net Annual Expense Ratio
Greater China Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,184	$ 10.72	1.98%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,015	$ 9.89	1.98%

BDC Income Fund
Institutional Shares
Based on Actual Fund Return	$ 1,000	$ 1,056	$ 6.37	1.25%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,019	$ 6.26	1.25%
Investor Shares
Based on Actual Fund Return	$ 1,000	$ 1,055	$ 7.64	1.50%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,018	$ 7.51	1.50%

Real Estate Income Fund
Institutional Shares
Based on Actual Fund Return	$ 1,000	$ 1,018	$ 5.75	1.15%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,019	$ 5.76	1.15%
Investor Shares
Based on Actual Fund Return	$ 1,000	$ 1,018	$ 7.00	1.40%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,018	$ 7.00	1.40%

*	Expenses are equal to the Fund’s expense ratio annualized.

Top Holdings and Sector Breakdowns (Unaudited)	June 30, 2017

Shelton Greater China
Security		Market Value (in U.S. Dollars)	Percentage of Total Investment
1	Tencent Holdings Ltd	$ 776,107	9.62%
2	Taiwan Semiconductor Manufacturing	351,503	4.36%
3	BOC Hong Kong Holdings Ltd	334,915	4.15%
4	China State Construction International	308,053	3.82%
5	Industrial & Commercial Bank of China	304,462	3.78%
6	Kingboard Chemical Holdings Ltd	294,808	3.66%
7	China Construction Bank Corp	290,625	3.60%
8	AIA Group Ltd	280,629	3.48%
9	China Everbright International	254,778	3.16%
10	Chunghwa Telecom Co Ltd	234,320	2.91%

Shelton BDC Income Fund
Security		Market Value (in U.S. Dollars)	Percentage of Total Investment
1	Ares Capital Corp	$ 1,525,650	9.72%
2	Golub Capital BDC Inc	1,147,200	7.31%
3	TCP Capital Corp	1,056,250	6.73%
4	NewStar Financial Inc	1,054,305	6.72%
5	HTGC 4.375%	1,025,000	6.53%
6	TPG Specialty Lending Inc	1,022,500	6.51%
7	Solar Capital Ltd	1,009,716	6.43%
8	PennantPark Floating Rate Capital	973,590	6.20%
9	Alcentra Capital Corp	792,107	5.05%
10	Apollo Investment Corp	760,410	4.84%

Shelton Real Estate Income Fund
Security		Market Value (in U.S. Dollars)	Percentage of Total Investment
1	GGP Inc 6.375%	$ 687,420	6.38%
2	Summit Hotel Properties Inc 7.875%	663,132	6.15%
3	CBL & Associates Properties In 6.625%	652,256	6.05%
4	DDR Corp 6.25%	558,030	5.18%
5	Colony NorthStar Inc 8.875%	517,142	4.80%
6	Brixmor Property Group Inc	443,424	4.12%
7	Cedar Realty Trust Inc 7.25%	438,998	4.07%
8	Blackstone Mortgage Trust Inc	438,102	4.07%
9	Apollo Commercial Real Estate	409,250	3.80%
10	Duke Realty Corp	373,133	3.46%

Shelton Greater China Fund Portfolio of Investments (Expressed in U.S. Dollars) (Unaudited) June 30, 2017

Security Description	Shares	Value
Common Stock (96.19%)

Basic Materials (6.82%)
Kingboard Chemical Holdings Lt	74,000	$294,808
Nine Dragons Paper Holdings Lt	80,000	106,579
Sinopec Shanghai Petrochemical	186,000	99,595
Zhaojin Mining Industry Co Ltd	40,000	32,742
Zijin Mining Group Co Ltd	116,000	38,338

Total Basic Materials		572,062

Communications (15.10%)
China Mobile Ltd	20,900	221,812
Chunghwa Telecom Co Ltd	66,000	234,320
PCCW Ltd	59,000	33,557
Tencent Holdings Ltd	21,700	776,107

Total Communications		1,265,796

Consumer, Cyclical (6.26%)
ANTA Sports Products Ltd	27,000	89,234
BAIC Motor Corp Ltd	80,000	77,577
Galaxy Entertainment Group Ltd	4,000	24,288
Great Wall Motor Co Ltd	33,000	40,751
Haier Electronics Group Co Ltd	75,000	195,031
Sands China Ltd	9,200	42,132
Wynn Macau Ltd	24,000	56,077

Total Consumer, Cyclical		525,090

Consumer, Non-Cyclical (4.82%)
China Mengniu Dairy Co Ltd	32,000	62,717
Sihuan Pharmaceutical Holdings	284,000	118,963
Sinopharm Group Co Ltd	13,500	61,046
TTY Biopharm Co Ltd	13,943	46,293
Uni-President Enterprises Corp	57,374	115,050

Total Consumer, Non-Cyclical		404,069

Diversified (1.95%)
CK Hutchison Holdings Ltd	13,000	163,198

Total Diversified		163,198

Energy (5.46%)
China Everbright International	204,200	254,778
China Longyuan Power Group Corp	52,000	37,835
China Petroleum & Chemical Corp	78,000	60,850
CNOOC Ltd	56,000	61,334
PetroChina Co Ltd	70,000	42,862

Total Energy		457,659

Financial (35.00%)
Banks (18.63%)
Bank of China Ltd	431,000	211,457
BOC Hong Kong Holdings Ltd	70,000	334,915
China CITIC Bank Corp Ltd	135,000	82,662
China Construction Bank Corp	375,000	290,625
Chongqing Rural Commercial Ban	191,000	128,941
Hang Seng Bank Ltd	10,000	209,186
Industrial & Commercial Bank of China	451,000	304,462
		1,562,248

Diversified Financial Services (3.80%)
China Everbright Ltd	20,000	43,554
Fubon Financial Holding Co Ltd	89,713	142,886
Hong Kong Exchanges & Clearing	5,100	131,837
		318,277

Insurance (6.47%)
AIA Group Ltd	38,400	280,629
China Taiping Insurance Holdings	55,764	141,295
Fosun International Ltd	43,368	67,776
PICC Property & Casualty Co Lt	31,457	52,546
		542,246

Real Estate (6.10%)
Cheung Kong Property Holdings	13,000	101,832
Hysan Development Co Ltd	31,000	147,923
New World Development Co Ltd	30,666	38,929
Sun Hung Kai Properties Ltd	15,166	222,834
		511,518

Total Financial		2,934,289

Industrial (10.24%)
China Communications Services	106,000	61,103
China State Construction International	180,000	308,053
CTCI Corp	37,000	63,005
Hon Hai Precision Industry Corp	22,250	85,577
Largan Precision Co Ltd	1,000	159,435
Sunny Optical Technology Group	12,000	107,603
Tianneng Power International Limited	90,000	73,900

Total Industrial		858,676

Technology (5.93%)
Asustek Computer Inc	6,000	56,706
Chipbond Technology Corp	58,000	89,231
Taiwan Semiconductor Manufacturing	51,284	351,503

Total Technology		497,440

Utilities (4.61%)
China Resources Power Holdings	72,000	141,299
Hong Kong & China Gas Co Ltd	48,315	90,857
Power Assets Holdings Ltd	17,500	154,568

Total Utilities		386,724

Total Common Stock (Cost $5,627,801)		8,065,003

Total Investments (Cost $5,627,801) (a) (96.19%)		$8,065,003
Other Net Assets (3.81%)		319,475
Net Assets (100.00%)		$8,384,478

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $5,867,502

At June 30, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$2,384,858
Unrealized depreciation	(187,357)
Net unrealized appreciation	$2,197,501

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

See accompanying notes to financial statements.

Shelton BDC Income Fund Portfolio of Investments (Expressed in U.S. Dollars) (Unaudited) June 30, 2017

Security Description	Shares	Value
Common Stock (74.36%)

Financial (74.36%)
Diversified Financial Services (6.15%)
NewStar Financial Inc	100,410	$1,054,305
		1,054,305

Investment Company (68.21%)
Alcentra Capital Corp	58,286	792,107
Apollo Investment Corp	119,000	760,410
Ares Capital Corp	93,141	1,525,650
BlackRock Capital Investment Corp	60,000	449,400
Fifth Street Finance Corp	124,314	604,166
Fifth Street Senior Floating Rate Corp	66,263	540,043
Golub Capital BDC Inc	60,000	1,147,200
Harvest Capital Credit Corp	35,910	471,139
PennantPark Floating Rate Capital	69,000	973,590
Prospect Capital Corp	30,000	243,600
Solar Capital Ltd	46,169	1,009,716
TCP Capital Corp	62,500	1,056,250
THL Credit Inc	45,592	453,640
TPG Specialty Lending Inc	50,000	1,022,500
TriplePoint Venture Growth BDC	47,703	634,927
		11,684,338

Total Financial		12,738,643

Total Common Stock (Cost $12,199,232)		12,738,643

Preferred Stock (3.80%)

Financial (3.80%)
SARATOGA INVESTMENT CORP*	25,000	651,000
		651,000

Total Preferred Stock (Cost $625,000)		651,000

Security Description	Par Value	Value
Convertible Bonds (13.46%)
GSBD 4 1/2 04/01/22	$750,000	$759,375
HTGC 4 3/8 02/01/22	1,000,000	1,025,000
TSLX 4 1/2 08/01/22	500,000	521,250
		2,305,625

Total Convertible Bonds (Cost $2,253,750)		2,305,625

Total Investments (Cost $15,077,982) (a) (91.62%)		$15,695,268
Other Net Assets (8.38%)		1,435,279
Net Assets (100.00%)		$17,130,547

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $15,513,605

At June 30, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$314,316
Unrealized depreciation	(132,653)
Net unrealized appreciation	$181,663

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

Shelton Real Estate Income Fund Portfolio of Investments (Expressed in U.S. Dollars) (Unaudited) June 30, 2017

Security Description	Shares	Value
Common Stock (54.50%)

Consumer, Cyclical (0.19%)
Safestore Holdings PLC	4,000	$21,895

Total Consumer, Cyclical		21,895

Financial (54.31%)
REITS-Diversified (2.57%)
Mitsui Fudosan Co Ltd	2,000	47,713
Gecina SA	275	43,080
ICADE	325	27,245
Lexington Realty Trust	6,500	64,415
Liberty Property Trust	1,700	69,207
Merlin Properties Socimi SA	3,225	40,682
		292,342

REITS-Health Care (0.63%)
Healthcare Trust of America Inc	2,306	71,740
		71,740
REIT-Industrial (4.37%)
Duke Realty Corp	13,350	373,133
Nippon Prologis REIT Inc	3	6,392
Rexford Industrial Realty Inc	3,070	84,241
Segro PLC	5,200	33,043
		496,809

REIT-Mortgage (10.27%)
Apollo Commercial Real Estate	22,062	409,250
Blackstone Mortgage Trust Inc	13,864	438,102
Starwood Property Trust Inc	14,356	321,431
		1,168,783

REIT-Office (5.25%)
alstria office REIT-AG	800	10,799
Boston Properties Inc	1,028	126,465
Kilroy Realty Corp	2,770	208,166
Mack-Cali Realty Corp	5,100	138,414
Nippon Building Fund Inc	2	10,217

See accompanying notes to financial statements.

Shelton Real Estate Income Fund Portfolio of Investments (Expressed in U.S. Dollars) (Unaudited) (Continued) June 30, 2017 (Continued)

Security Description	Shares	Value
Financial (54.31%) (Continued)
REIT-Office (5.25%) (Continued)
SL Green Realty Corp	970	$102,626
		596,687

REIT-Operating Companies (2.42%)
ADO Properties SA	1,250	52,800
Citycon OYJ	7,500	19,657
Deutsche EuroShop AG	275	10,824
Inmobiliaria Colonial SA	3,100	26,970
LEG Immobilien AG	350	32,858
TLG Immobilien AG	1,600	32,656
Vonovia SE	2,500	99,128
		274,893

REIT-Residential (8.83%)
Apartment Investment & Managem	4,650	199,811
AvalonBay Communities Inc	1,233	236,946
Equity Residential	5,640	371,281
Sun Communities Inc	1,700	149,073
UNITE Group PLC/The	5,570	46,956
		1,004,067

REIT-Retail (17.47%)
Brixmor Property Group Inc	24,800	443,424
DDR Corp	18,108	164,240
Eurocommercial Properties NV	275	10,973
GGP Inc	12,740	300,154
Kimco Realty Corp	15,000	275,250
Klepierre	1,362	55,745
Mercialys SA	439	8,577
Retail Properties of America I	29,000	354,090
Scentre Group	12,250	38,055
Simon Property Group Inc	1,175	190,068
Unibail-Rodamco SE	430	108,215
Vastned Retail NV	167	6,982
Wereldhave NV	150	7,345
Westfield Corp	4,100	25,254
		1,988,372

REIT-Specialized (2.50%)
CubeSmart	5,100	122,604
EPR Properties	2,246	161,420
		284,024

Total Financial		6,177,717

Total Common Stock (Cost $6,175,813)		6,199,612

Preferred Stock (37.94%)

Financial (37.94%)
REITS-Diversified (4.67%)
Colony NorthStar Inc 8.875%	20,021	517,142
PS Business Parks Inc 5.75%	567	14,271
		531,413

REITS-Hotel & Resort (7.13%)
Chesapeake Lodging Trust 7.75%	5,900	147,412
Summit Hotel Properties Inc 7.875%	25,664	663,132
		810,544

REIT-Industrial (0.96%)
STAG Industrial Inc 6.625%	4,280	109,140
		109,140
REIT-Mortgage (1.74%)
ARMOUR Residential REIT Inc 7.875%	7,900	197,500
		197,500

REIT-Retail (23.24%)
CBL & Associates Properties In 6.625%	28,054	652,256
Cedar Realty Trust Inc 7.25%	17,297	438,998
DDR Corp 6.25%	22,250	558,030
GGP Inc 6.375%	27,000	687,420
Kimco Realty Corp 6%	12,197	307,364
		2,644,068

REIT-Specialized (0.20%)
Digital Realty Trust Inc 5.875%	800	20,456
EPR Properties 6.625%	100	2,543
		22,999

Total Financial		4,315,664

Total Preferred Stock (Cost $3,925,696)		4,315,664

	Par Value
Bonds & Notes (2.29%)
Sabra Health Care REIT Inc	$250,000	260,156

Total Bonds & Notes (Cost $249,251)		260,156

Total Investments (Cost $10,350,760) (a) (94.73%)		$10,775,432
Other Net Assets (5.27%)		599,496
Net Assets (100.00%)		$11,374,928

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $10,380,198

At June 30, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$958,993
Unrealized depreciation	(563,759)
Net unrealized appreciation	$395,234

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

See accompanying notes to financial statements.

Statements of Assets and Liabilities (Unaudited) June 30, 2017 (Expressed in U.S. Dollars)

	Shelton Greater China Fund	Shelton BDC Income Fund	Shelton Real Estate Income Fund
Assets
Investments in securities
Cost of investments	$5,627,801	$15,077,982	$10,350,760
Market value of investments (Note 1)	8,065,003	15,695,268	10,775,432
Cash	254,850	1,120,669	469,273
Foreign Cash (Cost $32,071, $0 and $20,355 respectively)	32,053	—	20,714
Dividend and interest receivable	56,760	132,261	81,100
Receivable from investment advisor	74,038	54,970	94,726
Receivable for securities sold	—	290,160	—
Receivable for shares purchased	11,970	111,817	106,656
Reclaim Receivable	—	—	3,060
Prepaid expenses	10,497	82,316	93,671
Total assets	$8,505,171	$17,487,461	$11,644,632

Liabilities
Payable to investment advisor	75,522	66,223	101,178
Payable for shares redeemed	3,621	29,763	10,355
Distributions payable	14,975	228,857	124,167
Accrued custody fees	10,051	593	—
Accrued 12b-1 fees	—	2,337	1,533
Accrued administration fees	602	1,211	855
Accrued CCO fees	141	—	—
Accrued fund accounting fees	5,257	—	—
Accrued legal fees	—	8,406	15,558
Accrued printing & mailing fees	5,254	—	—
Accrued state registration fees	—	17,638	14,062
Accrued trustee fees	1,861	—	—
Accrued expenses	3,409	1,886	1,996
Total liabilities	$120,693	$356,914	$269,704

Net assets	$8,384,478	$17,130,547	$11,374,928

Net assets at June 30, 2017 consist of
Paid-in capital	18,463,998	19,921,863	12,421,443
Undistributed net investment income	18,618	(1,592)	(13,848)
Accumulated net realized gain (loss)	(12,535,483)	(3,407,010)	(1,457,793)
Unrealized appreciation (depreciation) of investments	2,437,345	617,286	425,126
Total net assets	$8,384,478	$17,130,547	$11,374,928

Net assets
Direct Shares	8,384,478	—	—
Institutional Shares	—	1,677,980	117,529
Investor Shares	—	15,452,567	11,257,399

Shares outstanding
Direct Shares (no par value, unlimited shares authorized)	1,033,777	—	—
Institutional Shares (no par value, unlimited shares authorized)	—	179,270	13,481
Investor Shares (no par value, unlimited shares authorized)	—	1,634,510	1,276,967

Net asset value per share
Direct Shares	$8.11	$—	$—
Institutional Shares	$—	$9.36	$8.72
Investor Shares	$—	$9.45	$8.82

See accompanying notes to financial statements.

Statements of Operations (Unaudited) For the Six Months Ended June 30, 2017 (Expressed in U.S. Dollars)

	Shelton Greater China Fund	Shelton BDC Income Fund	Shelton Real Estate Income Fund
Investment income
Interest income	$—	$48,990	$6,968
Dividend income (net of foreign tax withheld: $7,576, $0, and $3,273 respectively)	138,340	469,508	345,012
Total	138,340	518,498	351,980

Expenses
Management fees (Note 2)	49,397	65,950	53,690
Administration fees (Note 2)	3,492	6,472	5,932
Legal and audit fees	28,974	1,706	1,412
Custodian fees	14,783	906	99
Printing	6,536	497	409
Accounting services	5,852	1,913	8,095
Trustees fees	3,628	338	280
Transfer agent fees	3,027	6,143	12,505
Registration and dues	2,955	18,916	21,555
CCO fees (Note 2)	308	424	539
Insurance	194	392	402
12b-1 fees Class Investor (Note 2)	—	17,216	16,013
Other expenses	398	1,221	1,994
Total expenses	119,544	122,094	122,925
Less reimbursement from manager (Note 2)	(40,835)	(11,939)	(27,902)
Net expenses	78,709	110,155	95,023
Net investment income	59,631	408,343	256,957

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions	37,144	793,246	109,414
Change in unrealized appreciation (depreciation) of investments	1,219,154	(463,548)	(118,894)
Net realized and unrealized gain (loss) on investments	1,256,298	329,698	(9,480)

Net increase (decrease) in net assets resulting from operations	$1,315,929	$738,041	$247,477

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Expressed in U.S. Dollars)

	Shelton Greater China Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations
Net investment income (loss)	$59,631	$106,370
Net realized gain (loss) on investments and foreign currency transactions	37,144	143,360
Change in unrealized appreciation (depreciation) of investments and translation of assets and liabilities in foreign currencies	1,219,154	(133,934)
Net increase (decrease) in net assets resulting from operations	1,315,929	115,796

Distributions to shareholders
Distributions from net investment income
Direct shares	(14,975)	(169,576)
Total Distributions	(14,975)	(169,576)

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	(116,810)	(471,651)
Total increase (decrease)	1,184,144	(525,431)

Net assets
Beginning of year	7,200,334	7,725,765
End of year	$8,384,478	$7,200,334
Including undistributed net investment income (loss) of:	$18,618	$(26,038)

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Expressed in U.S. Dollars) (Continued)

	Shelton BDC Income Fund		Shelton Real Estate Income Fund
	Six Months Ended June 30, 2017 (Unaudited)	For The Period April 1, 2016 through December 31, 2016 (a)	Six Months Ended June 30, 2017 (Unaudited)	For The Period April 1, 2016 through December 31, 2016 (a)
Operations
Net investment income (loss)	$408,343	$766,404	$256,957	$347,156
Net realized gain (loss) on investments and foreign currency transactions	793,246	67,313	109,414	1,309,166
Change in unrealized appreciation (depreciation) of investments and translation of assets and liabilities in foreign currencies	(463,548)	1,378,067	(118,894)	(1,088,363)
Net increase (decrease) in net assets resulting from operations	738,041	2,211,784	247,477	567,959

Distributions to shareholders
Distributions from net investment income
Direct shares	—	—	—	—
Institutional shares	(28,331)	(20,631)	(8,653)	(26,796)
Investor shares (Class A)	(382,468)	(598,974)	(245,378)	(405,566)
Class C	—	(147,362)	—	(98,703)
Distributions from return of capital
Institutional shares	—	—	—	(13,241)
Investor shares (Class A)	—	—	—	(200,411)
Class C	—	—	—	(48,775)
Distributions from realized capital gains on investments
Institutional shares	—	—	—	(83,007)
Investor shares (Class A)	—	—	—	(1,330,591)
Class C	—	—	—	(729,970)
Total Distributions	(410,799)	(766,967)	(254,031)	(2,937,060)

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	2,769,030	(5,611,368)	(4,424,501)	(854,034)
Total increase (decrease)	3,096,272	(4,166,551)	(4,431,055)	(3,223,135)

Net assets
Beginning of year	14,034,275	18,200,826	15,805,983	19,029,118
End of year	$17,130,547	$14,034,275	$11,374,928	$15,805,983
Including undistributed net investment income (loss) of:	$(1,592)	$863	$(13,848)	$(16,772)

(a)	For the nine month period ending December 31, 2016.

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Expressed in U.S. Dollars) (Continued)

Shelton Greater China Fund	Direct Shares
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016
	Shares	Value	Shares	Value
Shares sold	6,369	$49,209	5,052	$32,908
Shares issued in reinvestment of distributions	1,472	11,935	20,322	135,331
Shares repurchased	(23,101)	(177,954)	(97,073)	(639,890)
Net increase (decrease)	(15,260)	$(116,810)	(71,699)	$(471,651)

Shelton BDC Income Fund (See Note 5)	Institutional Shares (a)
	Six Months Ended June 30, 2017 (Unaudited)		Period of April 1 to December 31, 2016
	Shares	Value	Shares	Value
Shares sold	142,904	$1,350,262	3,218	$29,097
Shares issued in reinvestment of distributions	833	7,839	1,096	9,718
Shares repurchased (b)	(10,627)	(99,616)	(10,948)	(98,802)
Net increase (decrease)	133,110	$1,258,485	(6,634)	$(59,987)

	Investor Shares (a)				Class C (a)
	Six Months Ended June 30, 2017 (Unaudited)		Period of April 1 to December 31, 2016		Period of April 1, 2016 to November 4, 2016
	Shares	Value	Shares	Value	Shares	Value
Shares sold	453,692	$4,327,437	513,711	$4,552,771	2,803	$25,000
Shares issued in reinvestment of distributions	22,296	212,339	39,996	360,369	9,328	83,227
Shares repurchased (b)	(319,121)	(3,029,231)	(586,581)	(5,325,885)	(590,344)	(5,246,863)
Net increase (decrease)	156,867	$1,510,545	(32,874)	$(412,745)	(578,213)	$(5,138,636)

Shelton Real Estate Income Fund (See Note 5)	Institutional Shares (a)
	Six Months Ended June 30, 2017 (Unaudited)		Period of April 1 to December 31, 2016
	Shares	Value	Shares	Value
Shares sold	12,770	$112,553	576	$5,096
Shares issued in reinvestment of distributions	983	8,653	5,749	51,043
Shares repurchased (c)	(103,204)	(925,162)	(22,276)	(227,156)
Shares Issued in reorganization	—	—	52,898	467,086
Net increase (decrease)	(89,451)	$(803,956)	36,947	$296,069

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Expressed in U.S. Dollars) (Continued)

	Investor Shares (a)				Class C (a)
	Six Months Ended June 30, 2017 (Unaudited)		Period of April 1 to December 31, 2016		Period of April 1, 2016 to November 4, 2016
	Shares	Value	Shares	Value	Shares	Value
Shares sold	31,260	$278,309	547,694	$4,847,530	4,898	$51,781
Shares issued in reinvestment of distributions	23,655	209,230	197,317	1,774,928	82,631	739,724
Shares repurchased (c)	(461,289)	(4,108,084)	(356,265)	(3,643,692)	(740,346)	(6,920,747)
Shares Issued in reorganization	—	—	226,031	2,000,375
Net increase (decrease)	(406,374)	$(3,620,545)	614,777	$4,979,141	(652,817)	$(6,129,242)

(a)	Following the acquisition on November 4, 2016, the Advisor Class and the A Class were renamed Institutional Class and Investor Class. The C class merged into the investor class. See note 5.
(b)	As of the close of business on November 4, 2016, Class C shares were converted to Investor Class shares at the following Rates:

Shares Issued:	Dollars:
486,190	$4,307,646

(c)	As of the close of business on November 4, 2016, Class C shares were converted to Investor Class shares at the following Rates:

Shares Issued:	Dollars:
536,418	$4,747,287

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Expressed in U.S. Dollars)

Shelton Greater China Fund Direct Shares	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of year	$6.86	$6.89	$7.55	$7.21	$7.12	$6.06
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.06	0.10	0.05	0.08	0.03	0.08
Net gain (loss) on securities (both realized and unrealized)	1.20	0.03	(0.58)	0.36	0.28	0.98
Total from investment operations	1.26	0.13	(0.53)	0.44	0.31	1.06
LESS DISTRIBUTIONS
Dividends from net investment income	(0.01)	(0.16)	(0.13)	(0.10)	(0.22)	—
Distributions from capital gains	—	—	—	—	—	—
Total distributions	(0.01)	(0.16)	(0.13)	(0.10)	(0.22)	—
Net asset value, end of year	$8.11	$6.86	$6.89	$7.55	$7.21	$7.12

Total return	18.43%	1.95%	(7.05)%	6.19%	4.34%	17.49%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$8,384	$7,200	$7,726	$10,332	$11,415	$17,370
Ratio of expenses to average net assets:
Before expense reimbursements	0.99%	3.13%	2.60%	2.69%	3.00%	2.17%
After expense reimbursements	0.99%	1.97%	1.98%	1.98%	2.36%	1.72%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.75%	0.31%	0.01%	0.33%	(0.22)%	0.71%
After expense reimbursements	0.75%	1.47%	0.63%	1.04%	0.42%	1.16%
Portfolio turnover	0%	11%	0%	5%	10%	81%

Shelton BDC Income Fund (c)	Institutional Shares (See Note 5)			Formerly AR Capital BDC Income Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016 (b)		Year Ended March 31, 2016 (i)		Year Ended March 31, 2015 (d)(i)
Net asset value, beginning of year	$9.11	$8.40		$9.65		$10.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.29	0.44		0.80		1.55
Net gain (loss) on securities (both realized and unrealized)	0.22	0.72		(1.36)		(1.40)
Total from investment operations	0.51	1.16		(0.56)		0.15
LESS DISTRIBUTIONS
Dividends from net investment income	(0.26)	(0.45)		(0.69)		(0.50)
Distributions from capital gains	—			—		—
Total distributions	(0.26)	(0.45)		(0.69)		(0.50)
Net asset value, end of year	$9.36	$9.11		$8.40		$9.65

Total return	5.61%	14.07%		(5.76	)%(e)	1.59	%(e)

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$1,678	$420		$443		$106
Ratio of expenses to average net assets: (j)
Before expense reimbursements	0.63%	2.53	%(f)	2.47%		10.23	%(f)
After expense reimbursements	0.62%	1.24	%(f)	1.25%		1.25	%(f)
Ratio of net investment income (loss) to average net assets (h)				9.30%		17.58	%(f)
Before expense reimbursements	3.14%	5.26	%(f)
After expense reimbursements	3.14%	6.55	%(f)
Portfolio turnover	74%	38	%(g)	166%		33	%(g)

(a)	Calculated based upon average shares outstanding.
(b)	For the nine months ended December 31, 2016. See Note 5.
(c)	Following the acquisition on November 4, 2016, advisor class and class A were renamed Institutional and Investor Class.
(d)
The inception date of Shelton BDC Income Fund is April 22, 2014; the commencement of operations and start of performance for Institutional Class and Investor Class is May 2, 2014. The inception date of Shelton Real Estate Income Fund is August 7, 2014; the commencement of operations and start of performance is August 11, 2014.

(e)
Total returns shown exclude the effect of applicable sales loads/redemption fees. If the Adviser did not reimburse/waive a portion of the Fund’s expenses, total return would have been lower. Returns are not annualized

(f)	Annualized
(g)	Not annualized
(h)	Recognition of net investment income by the fund is affected by the timing in which the Fund invests. The ratio does not include the net income of the investment companies in which the Fund invests.
(i)	Audited by other independent registered public accounting firm.
(j)	Does not include expenses of the investment companies in which the fund invests.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Expressed in U.S. Dollars) (Continued)

Shelton BDC Income Fund	Investor Shares (see Note 5)			Formerly AR Capital BDC Income Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016 (b)		Year Ended March 31, 2016 (i)		Year Ended March 31, 2015 (d)(i)
Net asset value, beginning of year	$9.21	$8.51		$9.66		$10.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.26	0.44		0.70		0.77
Net gain (loss) on securities (both realized and unrealized)	0.24	0.71		(1.17)		(0.62)
Total from investment operations	0.50	1.15		(0.47)		0.15
LESS DISTRIBUTIONS
Dividends from net investment income	(0.26)	(0.45)		(0.68)		(0.49)
Distributions from capital gains	—	—		—		—
Total distributions	(0.26)	(0.45)		(0.68)		(0.49)
Net asset value, end of year	$9.45	$9.21		$8.51		$9.66

Total return	5.46%	13.74%		(4.83	)%(e)	1.56	%(e)

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$15,453	$13,614		$12,853		$11,658
Ratio of expenses to average net assets: (j)
Before expense reimbursements	0.76%	2.82	%(f)	2.66%		7.61	%(f)
After expense reimbursements	0.75%	1.50	%(f)	1.45%		1.50	%(f)
Ratio of net investment income (loss) to average net assets (h)				7.89%		8.94	%(f)
Before expense reimbursements	2.73%	5.16	%(f)
After expense reimbursements	2.74%	6.48	%(f)
Portfolio turnover	74%	38	%(g)	166%		33	%(g)

(a)	Calculated based upon average shares outstanding.
(b)	For the nine months ended December 31, 2016. See Note 5.
(c)	Following the acquisition on November 4, 2016, advisor class and class A were renamed Institutional and Investor Class.
(d)
The inception date of Shelton BDC Income Fund is April 22, 2014; the commencement of operations and start of performance for Institutional Class and Investor Class is May 2, 2014. The inception date of Shelton Real Estate Income Fund is August 7, 2014; the commencement of operations and start of performance is August 11, 2014.

(e)
Total returns shown exclude the effect of applicable sales loads/redemption fees. If the Adviser did not reimburse/waive a portion of the Fund’s expenses, total return would have been lower. Returns are not annualized

(f)	Annualized
(g)	Not annualized
(h)	Recognition of net investment income by the fund is affected by the timing in which the Fund invests. The ratio does not include the net income of the investment companies in which the Fund invests.
(i)	Audited by other independent registered public accounting firm.
(j)	Does not include expenses of the investment companies in which the fund invests.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Expressed in U.S. Dollars) (Continued)

Shelton Real Estate Income Fund (c)	Institutional Shares (See Note 5)			Formerly AR Capital Real Estate Income Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016 (b)		Year Ended March 31, 2016 (i)		Year Ended March 31, 2015 (i)		Year Ended March 31, 2014 (d)(i)
Net asset value, beginning of year	$8.82	$10.65		$11.40		$10.22		$10.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.07	0.23		0.26		0.27		0.25
Net gain (loss) on securities (both realized and unrealized)	0.09	0.07		0.02	(h)	1.58		0.23	(h)
Total from investment operations	0.16	0.30		0.28		1.85		0.48
LESS DISTRIBUTIONS
Dividends from net investment income	(0.26)	(0.38)		(0.48)		(0.60)		(0.18)
Distributions from return of capital	—	(0.18)		—		—		—
Distributions from capital gains	—	(1.57)		(0.55)		(0.07)		(0.08)
Total distributions	(0.26)	(2.13)		(1.03)		(0.67)		(0.26)
Net asset value, end of year	$8.72	$8.82		$10.65		$11.40		$10.22

Total return	1.80%	3.15%		2.90	%(e)	18.71	%(e)	5.01	%(e)

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$118	$908		$703		$15,295		$17,533
Ratio of expenses to average net assets:
Before expense reimbursements	0.61%	2.49	%(f)	2.01%		2.21%		3.97	%(f)
After expense reimbursements	0.59%	1.14	%(f)	1.15%		1.15%		1.15	%(f)
Ratio of net investment income (loss) to average net assets				2.40%		2.54%		3.09	%(f)
Before expense reimbursements	1.74%	1.61	%(f)
After expense reimbursements	0.80%	2.96	%(f)
Portfolio turnover	7%	137	%(g)	99%		104%		86	%(g)

(a)	Calculated based upon average shares outstanding.
(b)	For the nine months ended December 31, 2016. See Note 5.
(c)	Following the acquisition on November 4, 2016, advisor class and class A were renamed Institutional and Investor Class.
(d)
The inception date of Shelton BDC Income Fund is April 22, 2014; the commencement of operations and start of performance for Institutional Class and Investor Class is May 2, 2014. The inception date of Shelton Real Estate Income Fund is August 7, 2014; the commencement of operations and start of performance is August 11, 2014.

(e)
Total returns shown exclude the effect of applicable sales loads/redemption fees. If the Adviser did not reimburse/waive a portion of the Fund’s expenses, total return would have been lower. Returns are not annualized

(f)	Annualized
(g)	Not annualized
(h)	Recognition of net investment income by the fund is affected by the timing in which the Fund invests. The ratio does not include the net income of the investment companies in which the Fund invests.
(i)	Audited by other independent registered public accounting firm.
(j)	Does not include expenses of the investment companies in which the fund invests.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Expressed in U.S. Dollars) (Continued)

Shelton Real Estate Income Fund (c)	Investor Shares (See Note 5)			Formerly AR Capital Real Estate Income Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016 (b)		Year Ended March 31, 2016 (i)		Year Ended March 31, 2015 (i)		Year Ended March 31, 2014 (d)(i)
Net asset value, beginning of year	$8.85	$10.66		$11.40		$10.21		$10.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.08	0.21		0.30		0.26		0.28
Net gain (loss) on securities (both realized and unrealized)	0.07	0.07		(0.03)		1.57		0.18	(h)
Total from investment operations	0.15	0.28		0.27		1.83		0.46
LESS DISTRIBUTIONS
Dividends from net investment income	(0.18)	(0.35)		(0.46)		(0.57)		(0.17)
Distributions from return of capital	—	(0.17)		—		—		—
Distributions from capital gains	—	(1.57)		(0.55)		(0.07)		(0.08)
Total distributions	(0.18)	(2.09)		(1.01)		(0.64)		(0.25)
Net asset value, end of year	$8.82	$8.85		$10.66		$11.40		$10.21

Total return	1.75%	3.02%		2.79	%(e)	18.47	%(e)	4.83	%(e)

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$11,257	$14,898		$11,396		$20,677		$14,362
Ratio of expenses to average net assets:
Before expense reimbursements	0.73%	2.72	%(f)	2.22%		2.46%		4.22	%(f)
After expense reimbursements	0.71%	1.39	%(f)	1.36%		1.40%		1.40	%(f)
Ratio of net investment income (loss) to average net assets				2.75%		2.41%		3.47	%(f)
Before expense reimbursements	1.90%	1.41	%(f)
After expense reimbursements	0.95%	2.74	%(f)
Portfolio turnover	7%	137	%(g)	99%		104%		86	%(g)

(a)	Calculated based upon average shares outstanding.
(b)	For the nine months ended December 31, 2016. See Note 5.
(c)	Following the acquisition on November 4, 2016, advisor class and class A were renamed Institutional and Investor Class.
(d)
The inception date of Shelton BDC Income Fund is April 22, 2014; the commencement of operations and start of performance for Institutional Class and Investor Class is May 2, 2014. The inception date of Shelton Real Estate Income Fund is August 7, 2014; the commencement of operations and start of performance is August 11, 2014.

(e)
Total returns shown exclude the effect of applicable sales loads/redemption fees. If the Adviser did not reimburse/waive a portion of the Fund’s expenses, total return would have been lower. Returns are not annualized

(f)	Annualized
(g)	Not annualized
(h)	Recognition of net investment income by the fund is affected by the timing in which the Fund invests. The ratio does not include the net income of the investment companies in which the Fund invests.
(i)	Audited by other independent registered public accounting firm.
(j)	Does not include expenses of the investment companies in which the fund invests.

See accompanying notes to financial statements.

SCM Trust	Notes to Financial Statements (Unaudited)	June 30, 2017

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The SCM Trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as a management investment company. The Trust currently consists of three separate series included in these financial statements. The SCM Trust is a Massachusetts business trust formed in July 1988.

The Shelton Greater China Fund (“Greater China Fund”) is an open-end, diversified series of the Trust. The Fund commenced operations in May, 1989 as the R.O.C. Taiwan Fund, a diversified, closed-end investment company. The R.O.C Taiwan Fund changed its name to the Taiwan Greater China Fund on December 29, 2003 and the change became effective on the New York Stock Exchange on January 2, 2004. On October 10, 2011, the Fund registered with the SEC as a diversified, open-end management investment company and began operations as The Shelton Greater China Fund.

The Shelton BDC Income Fund (“BDC Income Fund”) is an open-end, non-diversified series of the Trust. The inception date is April 22, 2014, and the commencement date of operations is May 2, 2014.The investment objective is to provide a high level of income with the potential for capital appreciation. Effective July 1, 2016, Shelton became the advisor to the Fund.

The Shelton Real Estate Income Fund (“Real Estate Income Fund”) is an open-end, non-diversified series of the Trust. The inception date is June 4, 2013, and the commencement date of operations is June 7, 2013. The investment objective is to provide current income with the potential for capital appreciation. Effective July 1, 2016 Shelton became the advisor to the Fund.

The Real Estate Income Fund and the BDC Income Fund (the “Successor Funds”) are each a successor to a series of the Realty Capital Income Funds Trust, a Delaware statutory trust, pursuant to a reorganization that took place after the close of business on November 4, 2016. Prior to November 4, 2016, each Successor Fund had no investment operations. As a result of the reorganization, holders of Class A and Class C shares of the AR Capital BDC Income Fund received Investor shares of the Shelton BDC Income Fund and holders of Advisor Class received Institutional shares of the Shelton BDC Income Fund. As a result of the reorganization, holders of Class A and Class C shares of the AR Capital Real Estate Income Fund and the AR Capital Real Estate Global Income Fund received Investor Shares of the Shelton Real Estate Income Fund and holders of Advisor Class received Institutional Shares of the Shelton Real Estate Income Fund.

The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”.

(a)    Security Valuation — Equity securities listed on a national or international exchange are valued at the last reported sales price. Futures contracts are valued at the settle price, depending on the exchange the contract trades on, typically as of 4:15 p.m., Eastern Time. Municipal securities are valued by an independent pricing service at a price determined by a matrix pricing method. This technique generally considers such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. U.S. government securities for which market quotations are readily available are valued at the mean between the closing bid and asked prices provided by an independent pricing service. U.S. agency securities consisting of mortgage pass-through certificates are valued using dealer quotations provided by an independent pricing service. U.S. Treasury Bills are valued at amortized cost which approximates market value. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value.

Securities for which market quotes are not readily available from the Trust’s third party pricing service are valued at fair value, determined in good faith and in accordance with procedures adopted by the Board of Trustees. The Board has delegated to The Advisor’s Pricing Committee the responsibility for determining the fair value, subject to the Board oversight, review and approval of the pricing decisions at its quarterly meetings.

(b)    Federal Income Taxes — No provision is considered necessary for federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all of their taxable income to shareholders.

(c)    Security Transactions, Investment Income and Distributions to Shareholders — Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for, in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Distributions to shareholders are recorded on the ex-dividend Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for PFICs, wash sales, REIT adjustments and post-October capital losses.

Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from a Fund’s investments in real estate investment trusts (“REITs”) are reported to the Fund after the end of the calendar year; accordingly, a Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

These “Book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences do not require reclassification.

(d)    Foreign Currency Translation — Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

SCM Trust	Notes to Financial Statements (Unaudited) (Continued)	June 30, 2017

(e)    Concentration — The Shelton Greater China Fund concentrates its investments in publicly traded equities issued by corporations located in People’s Republic of China, Hong Kong, Taiwan, or Singapore. The portfolio involves considerations not typically associated with investing in U.S. securities. In addition, the Trust is more susceptible to factors adversely affecting the economies of those countries than a fund not concentrated in these issuers to the same extent. Since the Trust’s investment securities are primarily denominated in New Taiwan Dollars (“NT$”) and Hong Kong Dollars (“HKD”), changes in the relationships of the NT$ and the HKD to the USD may also significantly affect the value of the investments and the earnings of the Trust.

The Shelton Real Estate Income Fund concentrates its investments in real estate securities (i.e., securities of issuers in the real estate industry), including securities issued by REITs. The Fund invests substantially all (and under normal market conditions, at least 80%) of its net assets (plus any borrowings for investment purposes) in income producing real estate securities. The Advisor evaluates securities based primarily on the relative attractiveness of income and secondarily considers their potential for capital appreciation. The Advisor considers real estate securities to be securities issued by a company that (a) derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate, or (b) has at least 50% of its assets invested in such real estate. The Advisor plans to sell a security if, in the judgment of the portfolio managers, the security’s income potential has been compromised, an issuer’s fundamentals have deteriorated or may deteriorate or a more attractive investment opportunity is identified.

The Fund invests in both equity and debt securities, and invests to a substantial degree in securities issued by REITs. REITs are pooled investment vehicles that own interests in real estate, real-estate related loans or similar interests, and their revenue primarily consists of rent derived from owned, income- producing real estate properties and capital gains from the sale of such properties. A majority of the REITs in which the Fund invests are generally considered by the Advisor to be medium- or small-capitalization companies. The Fund will not invest in non-traded REITs that are sponsored, managed or distributed by affiliates of the Advisor.

Equity securities in which the Fund may invest include common and preferred stocks, convertible securities, rights and warrants to purchase common stock and depositary receipts. Although the Advisor anticipates that the Fund will invest a substantial portion of its assets in equity securities, the Fund may invest up to 100% of its net assets in debt securities of any maturity, duration or credit rating. Debt securities in which the Fund may invest include corporate debt obligations and CMBS. Debt securities acquired by the Fund may also include high-yield debt securities (commonly referred to as ‘‘junk’’ bonds) issued or guaranteed by real estate companies or other companies. The Fund invests in securities across all market capitalization ranges. The Fund may invest up to 15% of its net assets in illiquid securities.

The Shelton BDC Income Fund invests substantially all (and under normal market conditions, at least 80%) of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of business development companies (‘‘BDCs’’) that are traded on one or more nationally recognized securities exchanges. The equity securities in which the Fund may invest consist of common stocks, securities convertible into common stocks; and preferred stocks. In addition, although the Fund typically invests in equity securities, the Fund may invest up to 20% of its net assets in debt securities of BDCs and other issuers of any maturity, duration or credit rating.

(f)    Use of Estimates in Financial Statements — In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expense during the year. Actual results may differ from these estimates.

(g)    Share Valuations — The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share of each Fund is equal to a Fund’s NAV per share.

(h)    Accounting for Uncertainty in Income Taxes — The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2013-2015), or expected to be taken in the Fund’s 2016 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(i)    Fair Value Measurements — The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

SCM Trust	Notes to Financial Statements (Unaudited) (Continued)	June 30, 2017

The following table summarizes the valuation of the Trust’s securities at June 30, 2017 using fair value hierarchy:

	Level 1(a)	Level 2(a)	Level 3(a)
Fund	Investments in Securities(b)	Investments in Securities(c)	Investments in Securities	Total Assets
Greater China Fund	$8,065,003		$—	$8,065,003
BDC Income Fund	15,695,268		—	15,695,268
Real Estate Income Fund	10,515,276	260,156	—	10,775,432
Total investments in securities	$34,275,547	$260,156	$—	$34,535,703

(a)	It is the Fund’s policy to recognize transfers between levels on the last day of the fiscal reporting period. Greater China Fund had a transfer out of level three to level one.
(b)
All publicly traded common stocks and preferred stocks held in the Funds are Level 1 securities. For a detailed break-out of equity securities by major industry classification, please refer to the Portfolio of Investments.

(c)	All fixed income securities held in the Funds are Level 2 securities. For a detailed break-out of fixed income securities by type, please refer to the Portfolio of Investments.

NOTE 2 – INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

Shelton Capital Management (“Shelton Capital” or the “Advisor”), a California limited partnership, provides each Fund with management and administrative services pursuant to investment management and administration servicing agreements.

In accordance with the terms of the management agreement, the Advisor receives compensation at the following annual rates:

Net Assets
Greater China Fund	1.25%
BDC Income Fund	0.90%
Real Estate Income Fund	0.80%

Advisory Fees – The Board approved an interim investment advisory agreement (the “Interim Advisory Agreement”) which became effective July 1, 2016 between the Realty Income Trust and Shelton Capital. Under the Interim Advisory Agreement, Shelton Capital provided or arranged to provide the same advisory services to the Real Estate Income Fund and BDC Income Fund on the same terms as those provided under the previous investment advisory agreement (the “Prior Investment Advisory Agreement”) between the Realty Income Trust and National Fund Advisors, LLC (“NFA”). Pursuant to the Prior and Interim Advisory Agreement with the Funds, the investment advisor (either Shelton Capital or NFA, as applicable) directed the daily operations of the Funds and supervised the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by such investment adviser (either Shelton Capital or NFA, as applicable), each Fund paid an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.90% and 0.80% of the BDC Income Fund’s and the Real Estate Income Fund’s average daily net assets. The Funds’ sub-advisors are paid by the Advisor, not the Funds.

For the year ended March 31, 2016 and the period April 1 2016 to June 30, 2016, NFA charged the Real Estate Income Fund and the BDC Income Fund advisory fees at the rates of 0.80% and 0.90% of the funds’ daily net assets, respectively. For the year ended March 31, 2016 and the period April 1, 2016 to June 30, 2016, NFA made expense reimbursement payments in the amounts of $18,990 and $43,930 for the Real Estate Income Fund and $72,304 and $70,006 for the BDC Income Fund respectively. Due to the reimbursements paid, this resulted in net advisory fee of $0 paid to NFA for the year ended March 31, 2016 and the period of April 1 to June 30, 2016.

Effective July 1, 2016 for the Shelton BDC Income Fund and the Shelton Real Estate Income Fund, Shelton has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) in order to limit the “Other Expenses” to 0.35% of average daily net assets of the Fund’s shares (the “Expense Cap”). The Expense Cap will remain in effect indefinitely. Shelton may recoup from the Fund any fees or expenses previously waived or paid by Shelton or NFA pursuant to this agreement for three years from the date they were waived or paid. Shelton’s ability to recoup any previously waived fees and paid expenses is subject to the Expense Cap as in effect at the time such fees were waived or expenses were paid. Prior to July 1, 2016 NFA had contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding acquired fund fees and expenses, interest, taxes, distribution fees, and extraordinary expenses) in order to limit the Funds’ Other Expenses to 0.35% of average daily net assets of the Fund’s shares (the “Expense Cap”).

The Advisor contractually agreed to reduce total operating expense to certain Funds of the Trust. This additional contractual reimbursement is effective until January 2, 2018, unless renewed and is subject to recoupment within three fiscal years following reimbursement. Recoupment is limited to the extent the reimbursement does not exceed any applicable expense limit and the effect of the reimbursement is measured after all ordinary operating expenses are calculated; any such reimbursement is subject to the Board of Trustees’ review and approval. Reimbursements from the Advisor to affected Funds, and the voluntary expense limits, for the period ended June 30, 2017 are as follows:

	Voluntary Expense Limitation
Fund	Direct Shares	Institutional Shares	Investor Shares	Expiration
Greater China Fund	1.98%	—	N/A	1/2/18
BDC Income Fund	—	1.25%	1.50%	1/2/18
Real Estate Income Fund	—	1.15%	1.40%	1/2/18

SCM Trust	Notes to Financial Statements (Unaudited) (Continued)	June 30, 2017

At December 31, 2016, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Funds that may be reimbursed was $2,406,648. The Advisor may recapture a portion of the above amount no later than the dates as stated below.

Fund	Expires 12/31/17	Expires 3/31/18	Expires 12/31/18	Expires 3/31/19	Expires 12/31/19	Expires 3/31/20	Total
Greater China Fund	$74,912	$—	$58,370	$—	$75,439	$—	$208,721
BDC Income Fund	—	286,420	—	281,806	160,178	128,502	856,906
Real Estate Income Fund	—	425,681	—	305,545	154,139	98,824	984,189
Total	$74,912	$712,101	$58,370	$587,351	$389,756	$227,326	$2,049,816

A Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is contingent upon Board of trustee review and approval prior to the time the reimbursement is initiated.

As compensation for administrative duties not covered by the management agreement, Shelton Capital receives an administration fee, which was revised on January 1, 2011. The administration fee is based on assets held, in aggregate, by the SCM Trust and other funds within the same “family” of investment companies managed and administered by Shelton Capital. The fee rates are 0.10% on the first $500 million, 0.08% on the next $500 million, and 0.06% on combined assets over $1 billion. Administration fees are disclosed on the Statement of Operations. For the period of April 1, 2016 to November 4, 2016 and the year ended March 31, 2016, Gemini Fund Services was the administrator for the BDC Income Fund and the Real Estate Income Fund. For the period of November 5, 2016 to December 31, 2016, Shelton Capital received $6,403 and $3,434 from the Real Estate and BDC Income Funds, respectively.

Certain officers and trustees of the Trust are also partners of Shelton Capital. Gregory T. Pusch has served as the Chief Compliance Officer (“CCO”) of the Trust since March 2017. Mr. Pusch is also employed by Shelton Capital, the Advisor and Administrator to the Trust. The Trust is responsible for the portion of his salary allocated to his duties as the CCO of the Trust during his employment, and Shelton Capital is reimbursed by the Trust for this portion of his salary. The level of reimbursement is reviewed and determined by the Board of Trustees at least annually.

The SCM Trust adopted a Distribution Plan (the “Plan”), as amended (date), pursuant to Rule 12b-1 under the Investment Company Act of 1940, whereby the Investor Shares of each Fund of the Trust pays the RFS Partners for expenses that relate to the promotion and distribution of shares. Under the Plan, the Advisor Shares of the Funds will pay RFS Partners a fee at an annual rate of 0.25%, payable monthly, of the daily net assets attributable to such Fund’s Investor Shares.

For the six months ended June 30, 2017, the following were paid by the Investor Class shares of each Fund of the Trust:

Fund	Class Investor 12b-1 Fees
BDC Income Fund	$17,216
Real Estate Income Fund	16,013

From April 1, 2015 to December 31, 2015, Realty Capital Securities, LLC was the Distributor for the Funds. For this period, the Board adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b1 under the 1940 Act for the BDC Income Fund and Real Estate Income Fund (the “Funds”). The Plan provided that a monthly service and/or distribution fee (the “12b1” Fee) be calculated by the Funds at an annual rate of 0.25% and 1.00% of the average daily NAV of the Class A and Class C shares, respectively, for the Funds. With respect to the Class A shares of the Real Estate Income Fund and the BDC Income Fund, 0.25% is paid for distribution services. This payment is fixed at 0.25% and is not based on expenses incurred by the Distributor. With respect to Class C shares of the Funds, 0.25% was paid for certain ongoing individual shareholder and administrative services and 0.75% was paid for distribution services, including past distribution services incurred. This payment was fixed at 1.00% and was not based on expenses incurred by the Distributor.

For the year ended March 31, 2016, the following were paid by each Fund of the Trust:

Fund	Class C 12b-1 Fees	Class A 12b-1 Fees
BDC Income Fund	$36,975	$29,942
Real Estate Income Fund	81,725	36,449

For the period April 1, 2016 to December 31, 2016, the following were paid by each Fund of the Trust:

Fund	Class C 12b-1 Fees	Class Investor 12b-1 Fees
BDC Income Fund	$28,692	$23,357
Real Estate Income Fund	36,768	20,649

From the period April 1, 2015 through December 31, 2015, Realty Capital Securities, LLC received underwriting commissions as shown in the table below for sales of Class A shares and Class C shares respectively, and the amounts retained by the principal underwriter or other affiliated broker dealers from the sales of Class A shares and Class C shares, respectively. The amounts as of March 31, 2016 were as follows:

Fund	Class A	Class A Retained	Class C	Class C Retained
BDC Income Fund	$309,976	$32,928	$68,955	$16,829
Real Estate Income Fund	123,632	12,166	49,743	21,401

SCM Trust	Notes to Financial Statements (Unaudited) (Continued)	June 30, 2017

For the period January 1, 2016 until March 24, 2016, the Funds did not have a distributor and were not able to offer shares. Effective March 25, 2016, RFS Partners (“RFS”) serves as the principal underwriter for the Funds pursuant to a principal underwriting agreement between the Trust and RFS. For the period discussed above, the Distributor acted as the Funds’ principal underwriter in a continuous public offering of the Funds’ Investor class and Institutional class shares. The Distributor is an affiliate of the Advisor.

For the April 1, 2016 to November 4, 2016 period, the Distributor acted as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A, Class C and Advisor Class shares. The Distributor is an affiliate of Shelton and received underwriting commissions as shown in the table below for sales of Class A shares and Class C shares respectively, and the amounts retained by the principal underwriter or other affiliated broker-dealers from the sales of Class A shares and Class C shares, respectively. Effective November 5, 2016, the Funds were no longer subject to underwriting commissions.

Fund	Class A	Class A Retained	Class C	Class C Retained
Real Estate Income	$40	$3	$1,389	$1,389
BDC Income	7,933	888	1,320	1,320
Global Real Estate Income	40	2	332	332

NOTE 3 – PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities other than short-term instruments for the period ended June 30, 2017 were as follows:

Fund	Purchases	Sales
Greater China Fund	$371	$199,665
BDC Income Fund	12,275,417	10,330,165
Real Estate Income Fund	868,237	5,082,654

NOTE 4 – TAX CHARACTER

Reclassifications: Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2016, permanent differences resulting from different book and tax accounting for net operating losses, expiration of capital loss carryforwards and treatment of foreign currency gains have been reclassified. The reclassifications were as follows:

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income (Loss)	Increase (Decrease) Accumulated Gain (Loss)
Greater China Fund	$—	$(12,488)	$12,488
BDC Income Fund	(1,426)	1,426	—
Real Estate Income Fund	1,650,155	(65,610)	(1,584,545)

Tax Basis of Distributable Earnings: The tax character of distributable earnings at December 31, 2016 was as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carry Forwards	Unrealized Appreciation (Depreciation)	Post October and Other Losses (b)	Total Distributable Earnings
Greater China Fund	$3,991	$—	$(12,362,955)	$979,403	$—	(11,379,561)
BDC Income Fund	863	—	(3,460,813)	645,211	(303,820)	(3,118,559)
Real Estate Income Fund	—	—	(1,548,373)	514,582	(6,168)	(1,039,959)

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable primarily to wash sales and PFICs.

Elective Deferrals: The BDC Fund has elected to defer $303,820 of capital losses recognized during the period November 1, 2016-December 31, 2016.

The Real Estate Fund has elected to defer $6,168 of ordinary losses to the period ending December 31, 2017.

Capital Losses: Capital loss carry forwards, as of December 31, 2016, available to offset future capital gains, if any, are as follows:

Expiring	Greater China Fund	BDC Income Fund	Real Estate Income Fund
2017	$10,930,578	$—	$—
Long Term with No Expiration	235,607	763,025	114,152	*
Short Term with No Expiration	1,196,770	2,697,788	1,434,221	*
Total	$12,362,955	$3,460,813	$1,548,373

*	Subject to limitations under §382 of the Code

Distributions to Shareholders: Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund.

SCM Trust	Notes to Financial Statements (Unaudited) (Continued)	June 30, 2017

The tax character of distributions paid during are as follows:

Fund	Year		Return of Capital	Ordinary Income	Long-Term Capital Gains (a)	Total Distributions
Greater China Fund	December 31, 2015		$—	$152,604	$—	$152,604
	December 31, 2016		—	169,576	—	169,576
BDC Income Fund	March 31, 2016		—	1,895,840	—	1,895,840
	March 31, 2015		—	443,308	5,045	448,353
	December 31, 2016	(b)	—	766,967	—	766,967
Real Estate Income Fund	March 31, 2016		—	2,321,774	81,751	2,403,525
	March 31, 2015		—	1,312,311	1,310,714	2,623,025
	December 31, 2016	(b)	262,427	1,141,052	1,533,581	2,937,060

(a)	The Funds designate Long-Term Capital Gain dividends pursuant to Section 852(b)(3) of the Internal Revenue Code for the year ended December 31, 2016.
(b)	For the period April 1 to December 31, 2016.

NOTE 5 – REORGANIZATIONS

On October 21, 2016, the shareholders of the AR Capital BDC Income Fund, the AR Capital Global Real Estate Income Fund and the AR Capital Real Estate Income Fund approved the agreement and plan of reorganization providing for the transfer of assets and assumption of liabilities of such funds by the Shelton BDC Income Fund and the Shelton Real Estate Income Fund, respectively. The reorganization was effective as of the close of business on November 4, 2016. The following tables illustrate the specifics of each Fund’s reorganization:

AR Capital BDC Income Fund Net Assets	Shares issued to Shareholders of AR Capital BDC Income Fund	Shelton BDC Income Fund Net Assets	Combined Net Assets	Tax Status of Transfer
$ 14,780,538	1,668,286	$—	$14,780,538	Non-taxable

(1)	Includes accumulated realized gains and unrealized appreciation in the amounts of $332,361 and $223,360 respectively.

AR Capital Global Real Estate Income Fund Net Assets	Shares issued to Shareholders of AR Capital Global Real Estate Income Fund	Shelton Real Estate Income Fund Net Assets	Combined Net Assets	Tax Status of Transfer
$ 2,467,461	278,928	$—	$16,524,350	Non-taxable

(1)	Includes accumulated realized gain and unrealized depreciation in the amounts of $120,779 and $(177,489) respectively.

AR Capital Real Estate Income Fund Net Assets	Shares issued to Shareholders of AR Capital Real Estate Income Fund	Shelton Real Estate Income Fund Net Assets	Combined Net Assets	Tax Status of Transfer
$ 14,056,889	1,588,861	$—	$16,524,350	Non-taxable

(1)	Includes accumulated realized gains and unrealized appreciation in the amounts of $1,178,287 and $480,458 respectively.

SCM Trust	Notes to Financial Statements (Unaudited) (Continued)	June 30, 2017

As of close of business on November 4, 2016, the classes were converted at the following rates:

Pre-Merger Class	Pre-Merger NAV	Rate	Shares	Dollars	Post-Merger NAV	Post Merger Class
ARC Global Real Estate Income Fund Class A	8.37	.9456 to 1	159,382	$1,410,528	8.85	Shelton Real Estate Income Fund Investor Class
ARC Global Real Estate Income Fund Class C	8.37	.9454 to 1	66,649	589,847	8.85	Shelton Real Estate Income Fund Investor Class
ARC Global Real Estate Income Fund Advisor Class	8.38	.949 to 1	52,898	467,085	8.83	Shelton Real Estate Income Fund Institutional Class

ARC Real Estate Income Fund Class A	8.85	1	995,315	8,805,282	8.85	Shelton Real Estate Income Fund Investor Class
ARC Real Estate Income Fund Class C	8.80	.9944 to 1	536,418	4,747,297	8.85	Shelton Real Estate Income Fund Investor Class
ARC Real Estate Income Fund Advisor Class	8.83	1	57,128	504,310	8.83	Shelton Real Estate Income Fund Institutional Class

ARC BDC Income Fund Class A	8.86	1	1,139,403	10,099,544	8.86	Shelton BDC Income Fund Investor Class
ARC BDC Income Fund Class C	8.84	.99774 to 1	486,190	4,307,647	8.86	Shelton BDC Income Fund Investor Class
ARC BDC Income Fund Advisor Class	8.74	1	42,694	373,348	8.74	Shelton BDC Income Fund Institutional Class

Assuming the acquisition had been completed on April 1, 2016, the beginning of the annual reporting period, of the Shelton Real Estate Income Fund’s pro forma results of operations for the period ended December 31, 2016 are as follows:

Shelton Real Estate Income Fund
Net Investment Income	$412,918
Net gain on Investments	164,093
Net increase in net assets resulting from operations	577,011

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the former AR Capital Global Real Estate Income Fund that have been included in the Shelton Real Estate Income Fund’s statement of operations since November 4, 2016.

Note 6 – SUBSEQUENT EVENTS

In preparing the financial statements as of June 30, 2017, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of issuance of the financial statements, and has determined that there were no subsequent events requiring recognition or disclosure.

SCM Trust	Additional Information (Unaudited)	June 30, 2017

Fund Holdings

The Fund holdings shown in this report are as of June 30, 2017. Holdings are subject to change at any time, so holdings shown in the report may not reflect current Fund holdings. The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room, 100 F. Street N.E., Room 1580, Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information filed in the form N-Q also may be obtained by calling (800) 955-9988.

Proxy Voting Policy

The Fund’s Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the SCM Trust uses to determine how to vote proxies relating to portfolio securities, along with the Fund’s proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2017, is available upon request, at no charge, at the phone number below, or on the SEC’s website at www.sec.gov.

About this Report

This report is submitted for the general information of the shareholders of the SCM Trust. It is authorized for distribution only if preceded or accompanied by a current SCM Trust prospectus. Additional copies of the prospectus may be obtained by calling (800) 955-9988 or can be downloaded from the Fund’s website at www.sheltoncap.com. Please read the prospectus carefully before you invest or send money, as it explains the risks, fees and expenses of investing in the Fund.

Board of Trustees and Executive Officers (Unaudited)

Overall responsibility for management of the Fund rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and Executive Officers of the Fund:

Name	Address	Year of Birth	Position Held with the Trust	Length of Time Served
Stephen C. Rogers	1050 17th Street, Suite 1710 Denver, CO 80265	1966	Chairman and Trustee	Since June, 2011
Kevin T. Kogler	1050 17th Street, Suite 1710 Denver, CO 80265	1966	Trustee	Since June, 2011
Marco L. Quazzo	1050 17th Street, Suite 1710 Denver, CO 80265	1962	Trustee	Since August, 2014
Stephen H. Sutro	1050 17th Street, Suite 1710 Denver, CO 80265	1969	Trustee	Since June, 2011
William P. Mock	1050 17th Street, Suite 1710 Denver, CO 80265	1966	Treasurer	Since June, 2011
Gregory T. Pusch	1050 17th Street, Suite 1710 Denver, CO 80265	1966	Chief Compliance Officer	Since March, 2017

The principal occupations of the Trustees and Executive Officers of the Fund during the past five years and public directorships held by the Trustees are set forth below:

Stephen C. Rogers*	Chief Executive Officer, Shelton Capital Management, 1999 to present. ETF Spreads, 2007 to present.
Kevin T. Kogler
President & Founder of MicroBiz LLC, 2012 to present; Principal, Robertson Piper Software Group, 2006 to 2012; Senior Vice President, Investment Banking, Friedman, Billings Ramsey, 2005 to 2006. ETF Spreads, 2007 to present.

Marco L. Quazzo	Principal, Bartko Zankel Bunzel & Miller, March, 2015 to present; Partner, Barg Coffin Lewis & Trapp LLP (law firm), 2008 to March 2015.
Stephen H. Sutro	Managing Partner, Duane Morris LLP (law firm), 2014 to present; Partner, Duane Morris LLP (law firm), 2003 to Present. ETF Spreads, 2007 to present.
William P. Mock	Portfolio Manager, Shelton Capital Management, 2010 to present; Portfolio Manager, ETSpreads, 2007 to present.
Gregory T. Pusch	Global Head of Risk & Compliance, Matthews Asia 2015-2016; Head of Legal & Regulatory Compliance/CCO, HarbourVest Partners, 2012-2015.

Additional information about the Trustees may be found in the SAI, which is available without charge by calling (800) 955-9988.

*
Trustee deemed to be an “interested person” of the Trust, as defined in the Investment Company Act of 1940. Mr. Rogers is an interested person because he is the CEO of Shelton Capital Management, the Trust’s Advisor and Administrator.

Board Approval of the Advisory Agreement (Unaudited) June 30, 2017

SCM TRUST BOARD APPROVAL OF THE MANAGEMENT AGREEMENT – SHELTON GREATER CHINA FUND

The 1940 Act requires that the full Board and a majority of the Independent Trustees annually approve the continuation of the Trust’s Management Agreement dated June 12, 2011 between SCM Trust and CCM Partners D/B/A Shelton Capital Management (“SCM”) (the “Management Agreement”), with respect to the Shelton Greater China Fund. At a meeting held in-person on February 9, 2017, the Board, including a majority of the Independent Trustees of the SCM Trust, on behalf of the Shelton Greater China Fund (the “Fund”), considered and approved the continuance of the Management Agreement with respect to the Fund with CCM Partners D/B/A Shelton Capital Management for an additional one-year period ending March 31, 2018.

Prior to the meeting, the Independent Trustees requested information from SCM. This information, together with other information provided by SCM, and the information provided to the Independent Trustees throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations as summarized below. In addition to the information identified above, other material factors and conclusions that formed the basis for the Board’s subsequent approval are described below.

Information Received

Materials Received. During the course of each year, the Independent Trustees receive a wide variety of materials relating to the services provided by SCM, including reports on the Fund’s investment results; portfolio composition; third party fund rankings; investment strategy; portfolio trading practices; shareholder services; and other information relating to the nature, extent and quality of services provided by SCM. In addition, the Board requests and reviews supplementary information that includes materials regarding the Fund’s investment results, advisory fee and expense comparisons, the costs of operating the Fund and financial and profitability information regarding SCM (the principal business activity of which is managing the Fund and other investment companies and separately managed accounts), description of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management services to the Fund.

Review Process. The Board received assistance and advice regarding legal and industry standards from independent legal counsel to the Independent Trustees. The Board discussed the renewal of the Management Agreement with SCM representatives and in a private session with independent legal counsel at which representatives of SCM were not present. In deciding to approve the renewal of the Management Agreement, the Independent Trustees considered the total mix of information requested by and made available to them and did not identify any single issue or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

Nature, Extent and Quality of Services

The Board considered the depth and quality of SCM’s investment management process; the experience, capability and integrity of its senior management and other personnel; operating performance and the overall financial strength and stability of its organization. The Board also considered that SCM made available to its investment professionals a variety of resources relating to investment management, compliance, trading, performance and portfolio accounting. The Board further considered SCM’s continuing need to attract and retain qualified personnel and, noting SCM’s additions over recent years, determined that SCM was adequately managing matters related to the Fund.

The Board considered, in connection with the performance of its investment management services to the Fund, the following: SCM’s policies, procedures and systems to ensure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed; and its attention to matters that may involve conflicts of interest with the Fund. As a point of comparison, the Board also considered the nature, extent, quality and cost of certain non-investment related administrative services provided by SCM to the Fund under the Restated Fund Administration Servicing Agreement.

The Board concluded that SCM had the quality and depth of personnel and investment methods essential to performing its duties under the Management Agreement, and that the nature, extent and overall quality of such services are satisfactory and reliable.

Investment Performance

The Board considered the Fund’s investment results in comparison to its stated investment objectives. The Trustees reviewed the short-term and long-term performance of the Fund on both an absolute basis and in comparison to benchmark indices. The Trustees also reviewed Morningstar rankings for the Fund, as applicable. In assessing performance of the Fund, the Trustees took into consideration the fact that Fund performance is expected to mirror the appropriate benchmark as closely as possible given certain practical constraints imposed by the 1940 Act, the Fund’s investment restrictions, the Fund’s size and similar factors. Among the factors considered in this regard was that the Fund’s performance was in the first quartile for the 1-year period, the second quartile for the 3-year period, and in the fourth quartile over the 5-year and 10-year periods.

The Board received a satisfactory explanation of the reasons underlying the long-term performance of the Fund. The Board ultimately concluded that SCM’s performance record in managing the Fund was satisfactory, supporting the determination that SCM’s continued management under the Management Agreement would be consistent with the best interests of the Fund and its shareholders.

Management Fees and Total Operating Expenses

The Board reviewed the management fees and total operating expenses of the Fund and compared such amounts with the management fees and total operating expenses of other funds in the industry that are found within the same style category, or peer group, as defined by Bloomberg. While the Board recognized that comparisons between the Fund and peer group funds may be imprecise, given the different service levels and characteristics of mutual funds and the different business models and cost structures of their investment advisors, the comparative information assisted the Board in evaluating the reasonableness of the Fund’s management fees and total operating expenses. The Board considered the advisory fees and total fees and expenses of the Fund in comparison to the advisory fees and other fees and expenses of other funds in the Fund’s relevant peer group. The Trustees considered both the gross advisory fee rates, as well as the effective advisory rates charged by SCM after taking into consideration the expense limitation arrangements and voluntary fee waivers. The Board noted the voluntary advisory fee limitation that SCM had put into effect with respect to the Fund.

Board Approval of the Advisory Agreement (Unaudited) (Continued) June 30, 2017

Adviser Costs, Level of Profits, Economies of Scale and Ancillary Benefits

The Board reviewed information regarding SCM’s costs of providing services to the Fund, as well as the resulting level of profits to SCM. The Independent Trustees received financial and other information from SCM, in addition to a representation from SCM that its profits were not excessive and that SCM’s profitability was low by industry standards. The Board noted its intention to continue to monitor assets under management, and the resulting impact on SCM’s profitability, in order to ensure that SCM has sufficient resources to continue to provide the services that shareholders in the Fund require. The Board considered SCM’s need to invest in technology, data services, infrastructure and staff to provide the expected quality of investment advisory services to the Fund. The Trustees also noted that SCM has contractually agreed to limit its advisory fees on the Fund so that the Fund does not exceed its specified operating expense limitations, and that SCM has imposed a voluntary fee limitation. Such voluntary fee limitation may be decreased or eliminated by SCM upon approval of the Board. The Board also considered that SCM does not receive substantial indirect benefits from managing the Fund (one example of an indirect benefit is research paid for by Fund brokerage commissions – SCM currently does not utilize soft-dollar arrangements or enjoy the benefit of such arrangements). On the basis of the foregoing, together with the other information provided to it at the meeting and throughout the year, the Board concluded that the Fund’s cost structure was reasonable.

Conclusions

Based on their review, including but not limited to their consideration of each of the factors referred to above, the Board concluded that the Management Agreement, taking into account the separate administration fees, is and would be fair and reasonable to the Fund and its shareholders, that the Fund’s shareholders received or should receive reasonable value in return for the advisory fees and other amounts paid to SCM by the Fund, and that the renewal of the Management Agreement was in the best interests of the Fund and its shareholders.

SCM TRUST BOARD APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT – SHELTON BDC INCOME FUND, SHELTON REAL ESTATE INCOME FUND

The Board, including a majority of the Independent Trustees, on behalf of each of the Funds, considered and approved the Investment Advisory Agreement with respect to each Fund to become effective upon launch of each Fund. The Board’s decision to approve the Investment Advisory Agreement reflects the exercise of its business judgment on whether to authorize the creation and offering of these new series of the Trust which comprise the Funds, as proposed by, and based on information requested by the Board and provided by, Shelton and based on Shelton’s recommendation to go forward with each of the Funds.

Prior to the meeting, the Independent Trustees requested information from Shelton. This information formed the primary (but not exclusive) basis for the Board’s determinations as summarized below. In addition to the information identified above, other material factors and conclusions that formed the basis for the Board’s subsequent approval are described below.

Materials Received. During the course of each year, the Independent Trustees receive a wide variety of materials relating to the services provided by Shelton to the other series of the Trust, and to funds advised by Shelton in a related trust for which the Board also serves. That information includes reports on each such fund’s investment results; portfolio composition; third party fund rankings; investment strategy; portfolio trading practices; shareholder services; and other information relating to the nature, extent and quality of services provided by Shelton to those funds. In addition, the Board requests and reviews supplementary information that includes materials regarding each such fund’s investment results, advisory fee and expense comparisons, the costs of operating those funds and financial and profitability information regarding Shelton (the principal business activity of which is managing the funds), description of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management services to each fund. As such, the Board, and the Independent Trustees, are acquainted with Shelton and its performance of investment management services for registered investment companies. For the meeting at which the Advisory Agreement was approved, the Independent Trustees requested information regarding Shelton’s financial condition and profitability, services, operations and personnel, and compliance procedures.

Review Process. The Board received assistance and advice regarding legal and industry standards from independent legal counsel to the Independent Trustees. The Board discussed the approval of the Investment Advisory Agreement both with Shelton representatives and in a private session with independent legal counsel at which representatives of Shelton were not present. In deciding to approve the Investment Advisory Agreement, the Independent Trustees considered the total mix of information requested by and made available to them and did not identify any single issue or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

Nature, Extent and Quality of Services

Shelton, its Personnel and its Resources. The Board considered the depth and quality of Shelton’s investment management process; the experience, capability and integrity of its senior management and other personnel; operating performance and the overall financial strength and stability of its organization. The Board also considered that Shelton made available to its investment professionals a variety of resources relating to investment management, compliance, trading, performance and portfolio accounting. The Board further considered Shelton’s continuing need to attract and retain qualified personnel and, noting Shelton’s additions over recent years, determined that Shelton was adequately managing matters related to the existing series of the Trust and would be expected to make appropriate investments for the Funds. Because each of the Funds will employ the same investment strategy of the predecessor funds and, except for the Shelton BDC Income Fund, the same key management personnel, the nature and quality of the management of each Fund is expected to reflect that of the predecessor fund. This, in turn, assisted the Board in reaching a conclusion that the nature, extent and quality of Shelton’s services were such as to warrant approval of the Investment Advisory Agreement.

Other Services. The Board considered, in connection with the performance of its investment management services to the other series of the Trust, and the services to be provided to the Funds, the following: Shelton’s policies, procedures and systems to ensure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Board informed; and its attention to matters that may involve conflicts of interest with the Funds. As a point of comparison, the Board also considered the nature, extent, quality and cost of certain non-investment related administrative services provided by Shelton to the Funds under the administration servicing agreements.

Board Approval of the Advisory Agreement (Unaudited) (Continued) June 30, 2017

The Board concluded that Shelton had the quality and depth of personnel and investment methods essential to performing its duties under the Investment Advisory Agreement, and that the nature, extent and overall quality of such services are satisfactory and reliable.

Investment Performance. The Board considered that there is no performance history at the time of the meeting for the Funds.

Management Fees and Total Operating Expenses. The Board reviewed the proposed management fees and proposed total operating expenses of each Fund with Shelton, and compared such amounts with the management fees and total operating expenses of other funds in the industry. The Trustees considered both the gross advisory fee rates, as well as the effective advisory rates proposed to be charged by Shelton after taking into consideration the expense limitation arrangements and voluntary fee waivers. The Board noted that the total net management fees charged to each Fund, after taking into account these expense limitations and voluntary waivers, appeared to be competitive with comparable funds. The Trustees noted the Funds would be paying for certain administrative services provided to the Funds by Shelton under the fund administration servicing agreement that would take effect upon the transition of the Funds to the SCM Trust.

Adviser, Costs, Level of Profits, Economies of Scale and Ancillary Benefits. The Board reviewed information regarding Shelton’s anticipated costs of providing services to the Funds, as well as the resulting level of profits to Shelton. The Independent Trustees received financial and other information from Shelton, in addition to a representation from Shelton that its profits were not excessive and that Shelton’s profitability was low by industry standards. The Board noted its intention to monitor assets under management, and the resulting impact on Shelton’s profitability, in order to ensure that Shelton has sufficient resources to provide the services that shareholders in the Funds require. The Board considered Shelton’s need to invest in technology, data services, infrastructure and staff to provide the expected quality of investment advisory services to the Funds. The Board also noted that Shelton has contractually agreed to limit its advisory fees on the Funds so that those Funds do not exceed their respective specified operating expense limitations. Such voluntary fee limitations may be decreased or eliminated at the option of Shelton in the future, a factor that was also considered by the Board. The Board considered possible indirect benefits that may accrue to Shelton as a result of the acquisition, and concluded that it was very difficult to determine whether any such benefits would accrue before the Funds have experienced any meaningful operating history. Nevertheless, in connection with its governance of the other series of the Trust, the Board regularly receives financial information regarding Shelton and the compensation and benefits that Shelton derives from its relationship with that fund, and noted that Shelton does not presently receive substantial indirect benefits from managing the other series of the Trust (one example of an indirect benefit is research paid for by Fund brokerage commissions – Shelton currently does not utilize soft-dollar arrangements or enjoy the benefit of such arrangements). On the basis of the foregoing, together with the other information provided to it at the June 28th, 2016 meeting and throughout the year, the Board concluded that the advisory fee to be charged to each Fund was reasonable in relation to the services to be provided.

Conclusions. Based on their review of the totality of the circumstances and relevant factors, the Board’s decision to approve the proposed Investment Advisory Agreement with respect to each of the Funds reflected its determination that, based upon the information requested and supplied, Shelton’s proposal to establish and maintain each Fund, and its past performance and actions in providing services to other mutual funds (which the Board has found to be satisfactory), provide a reasonable basis to support the business judgment to approve the proposed Investment Advisory Agreement and other proposed arrangements.

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ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this Form N-CSR.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant's board of trustees since the Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half- year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting

ITEM 12. EXHIBITS.

(a)(1)	Code of Ethics not applicable for semi-annual report.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, as amended (“SOX”), are filed as Exhibit 12(a)(2) to this Form N-CSR.
(b)
Certifications required by Rule 30a-2(b) under the 1940 Act, Section 906 of SOX, Rule 13a-14(b) under the Exchange Act, and Section 1350 of Chapter 63 of Title 18 of the United States Code are furnished as Exhibit 12(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Shelton Greater China Fund

By	/s/ Stephen C. Rogers
Stephen C. Rogers, Chairman
Date: September 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Rogers
Stephen C. Rogers, Chairman
Date: September 1, 2017

By	/s/ William P. Mock
William P. Mock, Treasurer
Date: September 1, 2017